Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Nature of Operations [Abstract]
Schedule of Financial Statements	In these financial statements, the terms below have the following definitions:
	Term	Definition
1	Backbone	Backbone Hosting Solutions Inc.
2	Volta	9159-9290 Quebec Inc.
3	Backbone Argentina	Backbone Hosting Solutions SAU
4	Backbone Paraguay	Backbone Hosting Solutions Paraguay SA
5	Backbone Mining	Backbone Mining Solutions LLC
6	Orion	Orion Constellation Technologies Inc.
7	BTC	Bitcoin
8	BVVE	Blockchain Verification and Validation Equipment (primarily Miners)
9	CAD	Canadian Dollars
10	USD	U.S. Dollars
11	ARS	Argentine Pesos